Acquisitions	6 Months Ended
Jun. 30, 2025
Business Combination [Abstract]
Acquisitions
4.
Acquisitions

GroupBy Acquisition

On February 11, 2025, the Company entered into a purchase agreement with GroupBy Inc., GroupBy International Ltd., and Fortis Advisors LLC, as the representative of the sellers party thereto (“the Sellers”), to acquire the entire issued and to be issued share capital of each of GroupBy Inc., GroupBy International Ltd., GroupBy USA Inc., and GroupBy UK Ltd (together “GroupBy”).

GroupBy is an enterprise-grade site search, product discovery, and merchandising solutions provider. GroupBy will both strengthen the Company's market position in transforming digital commerce experiences and extend its North American footprint, opening doors to new growth opportunities and deepening relationships with enterprise clients.

On March 25, 2025, the Company closed the GroupBy acquisition. As consideration for the GroupBy acquisition, the Company issued an aggregate of 3,999,902 of its ordinary shares to the Sellers. This was a non-cash transaction.

The Company accounted for the GroupBy acquisition using the acquisition method of accounting under ASC 805. The acquisition method of accounting requires that purchase price of the acquisition be allocated to the assets acquired and liabilities assumed using the fair values determined by management as of the acquisition date, with any excess of the purchase price over the estimated fair value of the identifiable net assets acquired recorded to goodwill. The Company's estimates of fair values of the net assets acquired are based on the information that was available at the date of acquisition, and the Company continues to evaluate the underlying inputs and assumptions used in its valuations.

In accordance with ASC 805-10-25-13 through 25-19, the Company may record adjustments to the fair values of the assets acquired and liabilities assumed during the measurement period, which is the period not to exceed one year from the acquisition date. Any such adjustments will be recognized retrospectively, as if the accounting had been completed as of the acquisition date. The Company expects to finalize the purchase price allocation during the twelve-month period ending March 25, 2026.

The total purchase price consideration of $5.8 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
3,999,902 ordinary shares of Rezolve	$5,759,859
Fair value of total consideration transferred	$5,759,859
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	1,733,326
Accounts receivable	9,781,814
Prepaid expenses and other current assets	1,235,761
Technology intellectual property (intangible asset)	19,661,728
Customer contracts and related relationships (intangible asset)	15,652,376
Other non-current assets	180,927
Accounts payable and accrued liabilities	(16,828,415)
Deferred revenue	(18,850,509)
Debt	(12,300,000)
Other liabilities	(25,658)
Total identifiable net assets	$241,350
Goodwill	5,518,509
Total estimated preliminary purchase price allocation	$5,759,859

Goodwill will not be deductible for tax purposes.

The Company recognized $1.4 million of transaction costs, primarily related to regulatory, financial advisory, and legal fees, in operating expenses in the condensed interim combined consolidated statements of operations during the six months ended June 30, 2025.

The following table presents amounts of GroupBy's revenue and net loss included in the Company's condensed interim combined consolidated statements of operations for the six months ended June 30, 2025 and the unaudited pro forma combined results of the Company and GroupBy as if the Groupby acquisition had occurred on January 1, 2024:

	Revenue	Net Loss
Actual from March 25, 2025 to June 30, 2025	$4,899,421	$(8,912,539)
Supplemental pro forma from January 1, 2025 to June 30, 2025	9,272,808	(8,404,157)
Supplemental pro forma from January 1, 2024 to June 30, 2024	9,577,238	(3,008,281)

Bluedot Acquisition

On February 4, 2025, the Company entered into a purchase agreement with DBLP Sea Cow Ltd (“DBLP”), to acquire the entire issued and to be issued share capital of each of Bluedot Industries, Inc. and Bluedot Industries Pty. Ltd, together “Bluedot Industries”. As consideration for this acquisition, the Company issued 819,737 ordinary shares of the Company at $2.58 per share to DBLP.

DBLP is a related party and is wholly legally owned by Daniel Wagner, a director of DBLP and the Company. Prior to his death, DBLP was beneficially owned by John Wagner, a former director of Rezolve.

On March 17, 2025, the Company entered into a share purchase agreement with Tanist Group Limited (“Tanist Group”) pursuant to which the Company acquired 100% of the issued and outstanding shares of Bluedot Innovation Pty. Ltd (“Bluedot Innovation”). As consideration for this acquisition, the Company issued 1,941,111 ordinary shares of the Company at $1.75 per share to the Tanist Group.

Bluedot Industries, Inc., Bluedot Industries Pty. Ltd. and Bluedot Innovation Pty. Ltd, together “Bluedot”, is a developer of mobile location technology.

On February 20, 2025 and March 17, 2025, the Company closed the Bluedot acquisitions and issued the above mentioned ordinary shares as consideration to DBLP and the Tanist Group, respectively. This was a non-cash transaction.

The Company accounted for the Bluedot Industries acquisition as a common control transaction as it was an exchange of equity interests in Bluedot between two entities, the Company and DBLP, both under the control of Daniel Wagner. As noted above, DBLP is a related party and is wholly legally owned by Daniel Wagner, a director of DBLP and the Company. Prior to his death, DBLP was beneficially owned by John Wagner, a former director of Rezolve. Additionally, as disclosed in the Company’s Form 20-F for the year ended December 31, 2024, filed with U.S. Securities and Exchange Commission on April 24, 2025, Daniel Wagner, the Company’s founder and Chief Executive Officer controls 75% of the voting power of the Company’s outstanding capital stock. Under ASC 810-10-15-8, a controlling financial interest defined as ownership of a majority voting interest, and, therefore, as a general rule ownership by one reporting entity or individual, directly or indirectly, of more than 50 percent of the outstanding voting shares of another entity. Therefore under ASC 805, Daniel Wagner has the power to control the Company. The Company initially recognized the assets and liabilities received at their carrying amounts in the financial statements of the transferring entity (Bluedot Industries) on the date of the transfer. The Company recognized the difference between the proceeds transferred and the carrying amounts of the net assets received in Additional Paid-in Capital. The Company retrospectively adjusted its historical consolidated financial statements to include the net assets of Bluedot Industries for all periods during which the Company and DBLP were under common control. This resulted in the retrospective adjustment of the condensed interim combined consolidated financial statements as of and for the six months ended June 30, 2024 as if common control transaction occurred on January 1, 2024.

The Company accounted for the acquisition of Bluedot Innovation as an asset acquisition under ASC 805. The Company used a cost accumulation model to determine the cost of the asset acquisition. Goodwill is not recognized in an asset acquisition. This resulted in the recognition of an intangible asset for patents and trademarks acquired of $3.4 million (see Note 7).

Mpower acquisition

On May 31, 2025, the Company entered into a purchase agreement with Avirup Chakraverty and Mirali Mulodjanov (the “Mpower sellers”) to acquire the entire issued and to be issued share capital of Mpower Plus Global Limited (“Mpower”).

Mpower provides information technology consultancy services through the placement of information technology consultants at customers to fulfill both their local and global information technology needs.

On May 31, 2025, the Company closed the Mpower acquisition. As consideration for the Mpower acquisition, the Company issued an aggregate of 804,833 of its ordinary shares to the Mpower sellers. This was a non-cash transaction.

The Company accounted for the Mpower acquisition using the acquisition method of accounting under ASC 805. The acquisition method of accounting requires that purchase price of the acquisition be allocated to the assets acquired and liabilities assumed using the fair values determined by management as of the acquisition date, with any excess of the purchase price over the estimated fair value of the identifiable net assets acquired recorded to goodwill. The Company's estimates of fair values of the net assets acquired are based on the information that was available at the date of acquisition, and the Company continues to evaluate the underlying inputs and assumptions used in its valuations.

In accordance with ASC 805-10-25-13 through 25-19, the Company may record adjustments to the fair values of the assets acquired and liabilities assumed during the measurement period, which is the period not to exceed one year from the acquisition date.

Any such adjustments will be recognized retrospectively, as if the accounting had been completed as of the acquisition date. The Company expects to finalize the purchase price allocation during the twelve-month period ending May 31, 2026.

The total purchase price consideration of $1.5 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
804,833 ordinary shares of Rezolve	$1,529,183
Fair value of total consideration transferred	$1,529,183
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	63,221
Accounts receivable	428,334
Prepaid expenses and other current assets	287,069
Customer contracts and related relationships (intangible asset)	1,105,910
Recruitment database (intangible asset)	491,970
Other assets	1,753
Accounts payable and accrued liabilities	(189,613)
Accrued expenses and other payables	(537,437)
Other liabilities	(793,505)
Total identifiable net assets	$857,701
Goodwill	671,482
Total estimated preliminary purchase price allocation	$1,529,183

Goodwill will not be deductible for tax purposes.

The impact of transaction costs, primarily related to regulatory, financial advisory, and legal fees, recognized in operating expenses in the condensed interim combined consolidated statements of operations during the six months ended June 30, 2025 was not material.

Pro forma results of operations have not been presented as the impact on the Company’s condensed interim combined consolidated statements of operations is not material.

Prediqt acquisition

On June 2, 2025, the Company entered into a purchase agreement with Subhalakshmi Samanta, Kalpadip Basu, Kalyan Kar, Indranil Mukhopadhyay and Sauvik Bannerjjee (the “Prediqt sellers”) to acquire the entire issued and to be issued share capital of Prediqt Business Solutions Private Limited (“Prediqt”).

Sauvik Bannerjjee has served as the CEO Products, Technology, and Digital Services of Rezolve since August 2022. Mr. Banerjjee is also an executive officer of Rezolve.

Prediqt provides technology-enabled services, intelligent business solutions, predictive prowess, AI and analytics to assist business in leveraging insights for strategic decision-making.

On June 2, 2025, the Company closed the Prediqt acquisition. As consideration for the Prediqt acquisition, the Company paid a cash consideration of $100,000 to the Prediqt sellers.

The Company accounted for the Prediqt acquisition using the acquisition method of accounting under ASC 805. The acquisition method of accounting requires that purchase price of the acquisition be allocated to the assets acquired and liabilities assumed using the fair values determined by management as of the acquisition date, with any excess of the purchase price over the estimated fair value of the identifiable net assets acquired recorded to goodwill. The Company's estimates of fair values of the net assets acquired are based on the information that was available at the date of acquisition, and the Company continues to evaluate the underlying inputs and assumptions used in its valuations.

In accordance with ASC 805-10-25-13 through 25-19, the Company may record adjustments to the fair values of the assets acquired and liabilities assumed during the measurement period, which is the period not to exceed one year from the acquisition date.

Any such adjustments will be recognized retrospectively, as if the accounting had been completed as of the acquisition date. The Company expects to finalize the purchase price allocation during the twelve-month period ending June 2, 2026.

The total purchase price consideration of $0.1 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration	$
Cash consideration		100,000
Fair value of total consideration transferred		$100,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		19,112
Accounts receivable		88,367
Customer contracts and related relationships (intangible asset)		325,787
Fixed assets		18,332
Other assets		107,709
Accounts payable and accrued liabilities		(163,590)
Debt		(241,679)
Other liabilities		(45,185)
Total identifiable net assets		$108,853
Gain on bargain purchase		(8,853)
Total estimated preliminary cost allocation		$100,000

The impact of transaction costs, primarily related to regulatory, financial advisory, and legal fees, recognized in operating expenses in the condensed interim combined consolidated statements of operations during the six months ended June 30, 2025 was not material.

Pro forma results of operations have not been presented as the impact on the Company’s condensed interim combined consolidated statements of operations is not material.